Earnings per share - Calculation of Basic and Diluted EPS (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Earnings per share [abstract]
Earnings	£ 1,816.6	£ 1,400.1		£ 1,160.2
Average shares used in basic EPS calculation	1,261.1	1,277.8		1,288.5
EPS	£ 1.440	£ 1.096	[1]	£ 0.900	[1]
Diluted earnings	£ 1,816.6	£ 1,400.1		£ 1,160.2
Average shares used in diluted EPS calculation	1,275.8	1,296.0		1,313.0
Diluted EPS	£ 1.424	£ 1.080	[1]	£ 0.884	[1]

[1]	Prior year figures have been re-presented as described in the accounting policies.